Share Based Payments (Details) - Schedule of Share Options Were Issued to Employees and Consultants as Share Based Payments - Options [Member] - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Options granted to employees
Total options	14,000,000	10,000,000	70,164,690
Total options	$ 771,500	$ 2,371,867	$ 4,521,507
Unlisted Option [Member] | Options granted to Directors [Member]
Options granted to Directors
Number Total Options granted to Directors		1,399,999
Grant Date Total Options granted to Directors		Jun. 09, 2022
Expiry Date Total Options granted to Directors		Jul. 01, 2025
Exercise Price Total Options granted to Directors		$ 0.26
Total fair value Total Options granted to Directors		$ 298,200
Unlisted Option [Member] | Option Granted To Third Parties [Member]
Options granted to third parties
Number Total options granted to third parties			10,000,000
Grant Date Total options granted to third parties			Nov. 20, 2020
Expiry Date Total options granted to third parties			Nov. 20, 2023
Exercise Price Total options granted to third parties			$ 0.15
Total fair value Total options granted to third parties			$ 647,348
Unlisted options One [Member] | Options granted to Directors [Member]
Options granted to Directors
Number Total Options granted to Directors	2,500,000	1,399,999
Grant Date Total Options granted to Directors	Nov. 29, 2022	Jun. 09, 2022
Expiry Date Total Options granted to Directors	May 31, 2024	Jul. 01, 2026
Exercise Price Total Options granted to Directors	$ 1	$ 0.31
Total fair value Total Options granted to Directors	$ 57,500	$ 309,400
Unlisted options One [Member] | Options granted to employees [Member]
Options granted to employees
Number Total Options granted to employees		533,333
Grant Date Total Options granted to employees		Apr. 29, 2022
Expiry Date Total Options granted to employees		Jul. 01, 2026
Exercise Price Total Options granted to employees		$ 0.31
Total fair value Total Options granted to employees		$ 143,467
Unlisted options One [Member] | Option Granted To Third Parties [Member]
Options granted to third parties
Number Total options granted to third parties			10,000,000
Grant Date Total options granted to third parties			Nov. 20, 2020
Expiry Date Total options granted to third parties			Nov. 20, 2023
Exercise Price Total options granted to third parties			$ 0.25
Total fair value Total options granted to third parties			$ 527,766
Unlisted options Two [Member] | Options granted to Directors [Member]
Options granted to Directors
Number Total Options granted to Directors	2,500,000	1,400,002
Grant Date Total Options granted to Directors	Nov. 29, 2022	Jun. 09, 2022
Expiry Date Total Options granted to Directors	May 31, 2024	Jul. 01, 2027
Exercise Price Total Options granted to Directors	$ 1.5	$ 0.35
Total fair value Total Options granted to Directors	$ 30,000	$ 324,800
Unlisted options Two [Member] | Options granted to employees [Member]
Options granted to employees
Number Total Options granted to employees		533,334
Grant Date Total Options granted to employees		Apr. 29, 2022
Expiry Date Total Options granted to employees		Jul. 01, 2027
Exercise Price Total Options granted to employees		$ 0.35
Total fair value Total Options granted to employees		$ 148,800
Unlisted options Two [Member] | Option Granted To Third Parties [Member]
Options granted to third parties
Number Total options granted to third parties			10,000,000
Grant Date Total options granted to third parties			Feb. 25, 2021
Expiry Date Total options granted to third parties			Nov. 20, 2023
Exercise Price Total options granted to third parties			$ 0.2
Total fair value Total options granted to third parties			$ 1,352,588
Unlisted options Three [Member] | Options granted to Directors [Member]
Options granted to Directors
Number Total Options granted to Directors		1,399,999
Grant Date Total Options granted to Directors		Jun. 09, 2022
Expiry Date Total Options granted to Directors		Jul. 01, 2026
Exercise Price Total Options granted to Directors		$ 0.26
Total fair value Total Options granted to Directors		$ 326,200
Unlisted options Three [Member] | Option Granted To Third Parties [Member]
Options granted to third parties
Number Total options granted to third parties			10,000,000
Grant Date Total options granted to third parties			Feb. 25, 2021
Expiry Date Total options granted to third parties			Nov. 20, 2023
Exercise Price Total options granted to third parties			$ 0.25
Total fair value Total options granted to third parties			$ 1,253,140
Unlisted options Four [Member] | Options granted to Directors [Member]
Options granted to Directors
Number Total Options granted to Directors		1,399,999
Grant Date Total Options granted to Directors		Jun. 09, 2022
Expiry Date Total Options granted to Directors		Jul. 01, 2027
Exercise Price Total Options granted to Directors		$ 0.31
Total fair value Total Options granted to Directors		$ 334,600
Unlisted options Four [Member] | Option Granted To Third Parties [Member]
Options granted to third parties
Number Total options granted to third parties			30,164,690
Grant Date Total options granted to third parties			Oct. 02, 2020
Expiry Date Total options granted to third parties			Sep. 30, 2021
Exercise Price Total options granted to third parties			$ 0.08
Total fair value Total options granted to third parties			$ 740,665
Unlisted options Five [Member] | Options granted to Directors [Member]
Options granted to Directors
Number Total Options granted to Directors		1,400,002
Grant Date Total Options granted to Directors		Jun. 09, 2022
Expiry Date Total Options granted to Directors		Jul. 01, 2028
Exercise Price Total Options granted to Directors		$ 0.35
Total fair value Total Options granted to Directors		$ 347,200
Unlisted options [Member] | Options granted to Directors [Member]
Options granted to Directors
Number Total Options granted to Directors		1,399,999
Grant Date Total Options granted to Directors		Jun. 09, 2022
Expiry Date Total Options granted to Directors		Jul. 01, 2025
Exercise Price Total Options granted to Directors		$ 0.26
Total fair value Total Options granted to Directors		$ 298,200
Unlisted options [Member] | Options granted to employees [Member]
Options granted to employees
Number Total Options granted to employees		533,333
Grant Date Total Options granted to employees		Apr. 29, 2022
Expiry Date Total Options granted to employees		Jul. 01, 2025
Exercise Price Total Options granted to employees		$ 0.26
Total fair value Total Options granted to employees		$ 139,200